Income Taxes (Schedule of Company's Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Tax loss carryforwards	$ 535	$ 534
Tax credits	86	0
Accrued expenses	652	1,110
Other	479	512
Total current deferred tax assets	1,752	2,156
Tax loss carryforwards	14,695	13,277
Deferred research expenditures	1,441	397
Tax credits	1,396	1,093
Property and equipment	939	2,028
Other	310	0
Total long term deferred tax assets	18,781	16,795
Total deferred tax assets	20,533	18,951
Total long term deferred tax liabilities	(52)	(132)
Valuation allowance	(15,952)	(13,924)
Net deferred tax asset	$ 4,529	$ 4,895